1997 semiannual report

IDS
New
Dimensions
Fund

The goal of New DimensionsFund, Inc. is long-term growth of capital. The Fund invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring.

Distributed by American Express Financial Advisors Inc.

Fast-track stocks

What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of IDS New Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are poised to continue growing due to their superior management, marketing innovation and/or technological advances.

Contents
From the president                                   3
From the portfolio manager                           3
Ten largest holdings                                 5
Financial statements (Fund)                          6
Notes to financial statements (Fund)                 9
Financial statements (Portfolio)                    19
Notes to financial statements (Portfolio)           22
Investments in securities                           30
Board members and officers                          35
IDS mutual funds                                    36

To our shareholders

From the president
(picture of William R. Pearce)

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager
(picture of Gordon M. Fines)

IDS New Dimensions Fund recorded an exceptional gain during the first half of its fiscal year - August 1996 through January 1997 - as it capitalized on a favorable environment for stocks. For investors in Class A shares, the Fund produced a total return, which includes net asset value change and distributions, of 22.4%.

Shaking off a mid-summer slump, the stock market began moving higher almost in step with the start of the fiscal period. Supported by strong cash flows into stock mutual funds, reports of moderate inflation and largely healthy corporate profits, stocks put together four months of strong gains before faltering in the face of higher long-term interest rates last December. The market soon got back on its feet, however, and registered still another impressive advance in January.

'Large-cap' growth leads the way

Characteristic of the market in recent years, stocks of large companies, or "large caps," generally fared better than their smaller counterparts during the past six months. Moreover, those with above-average earnings increases - growth stocks - were in particular favor with investors. For a large-cap growth fund such as this one, that proved to be an ideal combination.

As has been the case for some time, stocks in the technology/telecommunications, health care and financial/business services sectors - where I continue to find most of corporate America's greatest earnings growth - comprised the bulk of the Fund's portfolio. Looking at individual stocks, several of the largest holdings were stellar performers, including Intel, Cisco Systems, General Electric and Citicorp. Aside from a few refinements, the basic structure of the portfolio was virtually unchanged during the past six months.

Fundamentals still favorable

The same could be said of the investment environment. As I prepare this report in mid-February, inflation remains well-behaved, the economy continues to grow, companies continue to report decent profits, long-term interest rates have yet to reach a threateningly high level and investors continue to pour money into the stock market. All of those factors work in stocks' favor.

Still, after two straight years of substantial advances, it's difficult to imagine that the stock market will always have the wind at its back during the rest of 1997. If not, investors may well have to settle for less-generous results in the near term. In any event, I am sticking with the investment themes that have been successful for the Fund in recent years, as I continue to expect them to prove rewarding over the long run. In the meantime, I'll update you on the Fund's progress six months from now.

Gordon Fines


(picture of) William R. Pearce
President of the Fund

(picture of) Gordon M. Fines
Portfolio manager

      Class A
      6-month performance
      (All figures per share)

      Net asset value (NAV)
      ----------------------------
      Jan. 31, 1997         $21.86
      ----------------------------
      July 31, 1996         $18.54
      ----------------------------
      Increase              $ 3.32
      ----------------------------

      Distributions
      Aug. 1, 1996 - Jan. 31, 1997
      ----------------------------
      From income           $ 0.13
      ----------------------------
      From capital gains    $ 0.67
      ----------------------------
      Total distributions   $ 0.80
      ----------------------------
      Total return*         +22.4 %**
      ----------------------------

      Class B
      6-month performance
      (All figures per share)

      Net asset value (NAV)
      ----------------------------
      Jan. 31, 1997        $21.68
      ----------------------------
      July 31, 1996        $18.38
      ----------------------------
      Increase             $ 3.30
      ----------------------------

      Distributions
      Aug. 1, 1996 - Jan. 31, 1997
      ----------------------------
      From income           $ 0.04
      ----------------------------
      From capital gains    $ 0.67
      ----------------------------
      Total distributions   $ 0.71
      ----------------------------
      Total return*         +21.9%**
      ----------------------------

      Class Y
      6-month performance
      (All figures per share)

      Net asset value (NAV)
      ----------------------------
      Jan. 31, 1997         $21.87
      ----------------------------
      July 31, 1996         $18.56
      ----------------------------
      Increase              $ 3.31
      ----------------------------

      Distributions
      Aug. 1, 1996 - Jan. 31, 1997
      ----------------------------
      From income           $ 0.16
      ----------------------------
      From capital gains    $ 0.67
      ----------------------------
      Total distributions   $ 0.83
      ----------------------------
      Total return*         +22.5%**
      ----------------------------


*   The prospectus discusses the effect of
    sales charges, if any, on the various
    classes.
**  The total return is a hypothetical
    investment in the Fund with all
    distributions reinvested.

The Portfolio's ten largest holdings

Growth Trends Portfolio
    (pie chart)
 The ten holdings listed here make up 27.86% of the Portfolio's net assets
--------------------------------------------------------------------------------

                                                  Percent                Value
                               (of Portfolio's net assets)(as of Jan. 31, 1997)
--------------------------------------------------------------------------------
Intel                                               4.28%         $486,750,000
The world's number one semiconductor manufacturer, Intel produces microcomputer components, modules and systems.

Cisco Systems                                       3.68           418,500,000
A leading designer and builder of devices that link personal computers for application in the fast-growing business network market.

General Electric                                    3.45           391,400,000
A diversified company with interests in manufacturing, broadcasting (NBC), financial services and technology.

Citicorp                                            3.28           372,400,000
The parent of Citibank, the largest bank in the U.S., it has a substantial worldwide corporate and retail banking presence.

Pfizer                                              2.62           297,200,000
A leading producer of pharmaceuticals, hospital products, animal health items, non-prescription medications and specialty chemicals.

Monsato                                             2.33           265,125,000
This company and its subsidiaries manufacture and sell a diverse line of agricultural products; chemical products, including plastics and manufactured fibers; pharmaceuticals; and food products, including low-calorie sweeteners.

Microsoft                                           2.15           244,800,000
Microsoft has a leading franchise in microcomputer operating systems, DOS, Windows and Windows NT.

Boeing                                              2.12           241,031,250
The largest producer of commercial aircraft in the free world with over 50% of the market.

Norwest                                             2.02           229,552,500
As a diversified financial services organization, this company operates through subsidiaries engaged in banking and related businesses.

Johnson & Johnson                                   1.93           218,975,000
A major producer of health-care products, including consumer products, medical and dental devices and products and a wide variety of ethical and over-the-counter drugs.

Financial  statements
Statement of assets and  liabilities
IDS New  Dimensions Fund, Inc.
Jan. 31, 1997


                          Assets
                                                                    (Unaudited)
Investment in Growth Trends Portfolio (Note 1)                 $ 11,336,298,977
                                                             ------------------
Total assets                                                     11,336,298,977
                                                             ------------------

                       Liabilities

Accrued distribution fee                                                 21,472
Accrued service fee                                                      38,900
Accrued transfer agency fee                                              30,710
Accrued administrative services fee                                      10,763
Other accrued expenses                                                1,002,321
                                                             ------------------
Total liabilities                                                     1,104,166
                                                             ------------------

Net assets applicable to outstanding capital stock             $ 11,335,194,811
                                                             ==================

                      Represented by

Capital stock -- authorized 10,000,000,000 shares
  of $.01 par value                                            $      5,189,054
Additional paid-in-capital                                        7,256,401,683
Undistributed net investment income                                   2,953,092
Accumulated net realized gain (Note 1)                              135,908,705
Unrealized appreciation                                           3,934,742,277
                                                             ==================
Total - representing net assets applicable to outstanding
   capital stock                                               $ 11,335,194,811
                                                             ==================

Net assets applicable to outstanding shares: Class A           $  7,219,260,069
                                             Class B           $  1,070,887,240
                                             Class Y           $  3,045,047,502
Net asset value per share of outstanding capital stock:
                      Class A shares       330,272,049         $          21.86
                      Class B shares        49,406,262         $          21.68
                      Class Y shares       139,227,096         $          21.87

See accompanying notes to financial statements.

Statement of operations
IDS New Dimensions Fund, Inc.
Six months ended Jan. 31, 1997

                    Investment income
                                                                     (Unaudited)
Income:
   Dividends                                                    $    48,889,201
   Interest                                                          29,112,067
                                                             ------------------
Total income                                                          78,001,268
                                                             ------------------

Expenses (Note 2):
Expenses, including investment management services fee
   allocated from Growth Trends Portfolio                            30,766,440
Distribution fee -- Class B                                           3,132,654
Transfer agency fee                                                   5,497,384
Incremental transfer agency fee -- Class B                               51,016
Service fee
   Class A                                                            5,624,665
   Class B                                                              728,184
Administrative services fees and expenses                             1,827,171
Compensation of board members                                            18,421
Compensation of officers                                                 34,434
Postage                                                                  33,800
Registration fees                                                     1,170,956
Reports to shareholders                                                 119,600
Audit fees                                                                3,428
Administrative                                                           65,482
Other                                                                    12,219
                                                             ------------------
Total expenses                                                       49,085,854
  Earnings credits on cash balances (Note 2)                           (126,656)
                                                             ------------------
Total net expenses                                                   48,959,198
                                                             ------------------
Investment income -- net                                             29,042,070
                                                             ------------------

           Realized and unrealized gain -- net

Net realized gain on security transactions                          200,242,562
Net change in unrealized appreciation or depreciation             1,757,029,425
                                                             ------------------
Net gain on investments                                           1,957,271,987
                                                             ------------------
Net increase in net assets resulting from operations             $1,986,314,057
                                                              ==================

See accompanying notes to financial statements.

Statements of changes in net assets
IDS New Dimensions Fund, Inc.

               Operations and distributions     Jan. 31, 1997     July 31, 1996
                                             Six months ended         Ten-month
                                                  (Unaudited)      period ended

Investment income - net                        $   29,042,070     $  51,583,889
Net realized gain on investments                  200,242,562       325,967,822
Net change in unrealized appreciation
   or depreciation                              1,757,029,425       463,113,975
                                             ------------------ ---------------
Net increase in net assets resulting
   from operations                              1,986,314,057       840,665,686
                                           -------------------- ---------------

Distributions to shareholders from:
  Net investment income
     Class A                                      (39,650,112)      (39,448,269)
     Class B                                       (1,722,858)       (1,492,148)
     Class Y                                      (20,903,094)      (19,131,175)
  Net realized gain
     Class A                                     (211,691,845)     (162,150,758)
     Class B                                      (30,220,222)       (8,111,389)
     Class Y                                      (89,184,320)      (68,560,165)
                                           --------------------- --------------
Total distributions                              (393,372,451)     (298,893,904)
                                           --------------------- --------------

           Capital share transactions (Note 3)

Proceeds from sales
   Class A shares (Note 2)                        744,921,084     1,078,880,570
   Class B shares                                 354,304,258       442,410,073
   Class Y shares                                 577,635,492       862,302,096
Reinvestment of distributions at net asset value
   Class A shares                                 245,298,340       198,597,094
   Class B shares                                  31,838,529         9,572,264
   Class Y shares                                 110,087,414        87,691,340
Payments for redemptions
   Class A shares                                (432,463,137)     (593,204,599)
   Class B shares (Note 2)                        (33,645,548)      (24,532,266)
   Class Y shares                                (414,899,431)     (560,414,845)
                                           --------------------- --------------
Increase in net assets from capital share
  transactions                                  1,183,077,001     1,501,301,727
                                           --------------------- --------------
Total increase in net assets                    2,776,018,607     2,043,073,509
Net assets at beginning of period               8,559,176,204     6,516,102,695
                                           --------------------- --------------
Net assets at end of period
    (including undistributed net investment income of
    $2,953,092 and $36,187,086)               $11,335,194,811    $8,559,176,204
                                           ===================== ==============

See accompanying notes to financial statements.

Notes to financial statements
IDS New Dimensions Fund, Inc.
(Unaudited as to Jan. 31, 1997)
--------------------------------------------------------------------------------
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Trends Portfolio

Effective May 13, 1996, the Fund began investing all of its assets in the Growth Trends Portfolio (Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occuring.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Jan. 31, 1997 was 99.76%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements", which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

--------------------------------------------------------------------------------
2.  Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Additional administrative services paid by the Fund are office expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o    Class A $15
o    Class B $16
o    Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors for distributing Fund shares were $12,902,875 for Class A and $295,533 for Class B for the six months ended Jan. 31, 1997.

For the six months ended Jan. 31, 19977, the Fund's transfer agency fees were reduced by $126,656 as a result of earnings credits from overnight cash balances.
--------------------------------------------------------------------------------
3. Capital share transactions

Transactions  in  shares  of  capital  stock for the  periods  indicated  are as follows:
                                                Six months ended Jan. 31, 1997
                                    Class A           Class B          Class Y
--------------------------- ---------------- ----------------- ----------------
Sold                             35,837,174        17,209,850       27,704,707
Issued for reinvested            11,712,146         1,532,019        5,254,017
    distributions
Redeemded                       (20,740,588)       (1,618,609)     (19,797,792)
--------------------------- ---------------- ----------------- ----------------
Net increase                     26,808,732        17,123,260       13,160,932
--------------------------- ---------------- ----------------- ----------------


                                             Fiscal period ended July 31, 1996
                                    Class A           Class B          Class Y
--------------------------- ---------------- ----------------- ----------------
Sold                             59,377,568        24,364,763       47,643,756
Issued for reinvested            11,500,909           556,495        5,077,375
    distributions
Redeemded                       (32,745,436)       (1,354,343)     (30,480,217)
--------------------------- ---------------- ----------------- ----------------
Net increase                     38,133,041        23,566,915       22,240,914
--------------------------- ---------------- ----------------- ----------------


--------------------------------------------------------------------------------
4.  Change of Fund's fiscal year

The By-Laws of the Fund were amended on Jan. 11, 1996, changing it's fiscal year end from Sept. 30 to July 31, effective 1996.


5. Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.

                    Fiscal  period  ended July 31,
                    Per share  income and capital changes*
                                                       Class A
                           1997*** 1996**  1995     1994    1993     1992    1991     1990    1989     1988    1987

Net asset value,         $18.54  $17.24  $14.06   $14.87  $12.57   $12.01   $9.45   $10.45   $7.94    $9.84   $8.16
beginning of period

                    Income from investment operations:
Net investment income       .05     .17     .16      .09     .06      .06     .15      .24     .16      .14     .16

Net gains (losses)         4.07    1.88    3.64     (.18)   3.01     1.13    3.59     (.52)   2.39    (1.12)   3.19
(both realized
and unrealized)

Total from investment      4.12    2.05    3.80     (.09)   3.07     1.19    3.74     (.28)   2.55     (.98)   3.35
operations

                    Less distributions:
Dividends from net         (.13)   (.15)   (.12)    (.07)   (.04)    (.14)   (.22)    (.19)   (.04)    (.12)   (.16)
investment income

Distributions from         (.67)   (.60)   (.50)    (.65)   (.73)    (.49)   (.96)    (.53)     --     (.80)  (1.51)
realized gains

Total distributions        (.80)   (.75)   (.62)    (.72)   (.77)    (.63)  (1.18)    (.72)   (.04)    (.92)  (1.67)

Net asset value,         $21.86  $18.54  $17.24   $14.06  $14.87   $12.57  $12.01    $9.45  $10.45    $7.94   $9.84
end of period

                    Ratios/supplemental data
                                                    Class A
                           1997*** 1996**  1995     1994    1993     1992    1991     1990    1989     1988    1987

Net assets, end of       $7,219  $5,626  $4,575   $4,296  $3,544   $2,253  $1,553     $815    $762     $636    $759
period (in millions)

Ratio of expenses to        .95%+   .94%+   .90%     .90%    .92%     .95%    .90%     .88%    .82%     .87%    .79%
average daily net assets #

Ratio of net income         .59%+   .78%+  1.07%     .75%    .51%     .57%   1.65%    2.43%   1.70%    1.65%   1.60%
to average daily net assets

Total return ++           22.4%   12.2%   28.4%     (.7%)  25.1%     9.6%   43.3%    (2.8%)  32.4%    (9.7%)  41.0%

Portfolio turnover rate     15%     41%     54%      48%     60%      75%     81%      91%     67%     119%    113%
(excluding short-term
securities) for  the
underlying Portfolio

Average brokerage         $0.0569   --      --        --      --      --      --       --      --       --       --
commission rate for the
underlying Portfolio##

  *For a share outstanding throughout the period.  Rounded to the nearest cent.
**The Fund's  fiscal  year-end  was changed  from Sept 30 to July 31,  effective
1996.
***Six months ended Jan. 31, 1997 (Unaudited).
  +Adjusted to an annual basis.
++Total return does not reflect payment of a sales charge.
# Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
##Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.



                    IDS New Dimensions Fund, Inc.

                    Financial highlights

                    Fiscal period ended July 31,
                    Per share income and capital changes*
                            Class B                          Class Y
                      1997+++ 1996**  1995***          1997+++  1996**  1995***

Net asset value,    $18.38  $17.18  $14.21           $18.56   $17.26  $14.21
beginning of period

                    Income from investment operations:
Net investment income   --     .03     .02              .07      .19     .10

Net gains(losses)     4.01    1.88    2.95             4.07     1.88    2.95
(both realized
and unrealized)

Total from investment 4.01    1.91    2.97             4.14     2.07    3.05
operations

                    Less distributions:
Dividends from net    (.04)   (.11)     --            (.16)    (.17)      --
investment income

Distributions from    (.67)   (.60)     --            (.67)    (.60)      --
realized gains

Total distributions   (.71)   (.71)     --            (.83)    (.77)      --


Net asset value,    $21.68  $18.38  $17.18          $21.87   $18.56   $17.26
end of period

                    Ratios/supplemental data
                              Class B                          Class Y
                        1997+++ 1996**  1995***       1997+++  1996**  1995***
Net assets, end of    $1,071    $593    $150        $3,045   $2,340  $1,792
period (in millions)

Ratio of expenses to   1.72%+   1.71%+  1.72%+         .78%+    .77%+   .76%+
average daily net assets #

Ratio of net income    (.19%)+    .01%+   .33%+         .76%+    .95%+  1.26%+
to average daily net assets

Total return++        21.9%     11.5%   20.9%         22.5%    12.3%   21.5%

Portfolio turnover rate 15%       41%     54%           15%      41%     54%
(excluding short-term
securities) for the
underlying Portfolio

Average brokerage     $0.0569     --      --            --       --       --
commission rate for the
underlying Portfolio##

  *For a share outstanding throughout the period. Rounded to the nearest cent. **The Fund's fiscal year-end was changed from Sept. 30 to July 31, effective 1996.
***Inception date was March 20, 1995 for Class B and Class Y.
+Adjusted to an annual basis.
++Total return does not reflect payment of a sales charge.
+++Six months ended Jan. 31, 1997 (Unaudited).
# Effective fiscal year 1996, expense ratios are based on total expenses of the Fund before reduction of earnings credits on cash balances.
## Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Financial statements
Statement of assets and liabilities
Growth Trends Portfolio
Jan. 31, 1997
-------------------------------------------------------------------------------------------------------------


                                Assets
-------------------------------------------------------------------------------------------------------------

Investments in securities, at value (Note 1)                                                     (Unaudited)
Investments in securities of unaffiliated issuers (identified cost $7,342,754,112)         $  11,206,666,987
Investments in securities of affiliated issuer (identified cost $79,923,187)                     156,600,000
Cash in bank on demand deposit                                                                    15,335,357
Dividends and accrued interest receivable                                                          6,347,470
Receivable for investment securities sold                                                         84,904,520
                                                                                          -------------------
Total assets                                                                                  11,469,854,334
                                                                                          -------------------

                              Liabilities
-------------------------------------------------------------------------------------------------------------

Payable for investment securities purchased                                                      104,062,587
Accrued investment management services fee                                                           941,993
Other accrued expenses                                                                               889,222
                                                                                          -------------------
Total liabilities                                                                                105,893,802
                                                                                          -------------------

Net assets                                                                                 $  11,363,960,532
                                                                                          ===================

See accompanying notes to financial statements.

Financial statements
Statement of operations
Growth Trends Portfolio
Six months ended Jan. 31, 1997
-------------------------------------------------------------------------------------------------------------

                           Investment income
-------------------------------------------------------------------------------------------------------------

Income:                                                                                          (Unaudited)
Interest                                                                                   $      29,139,851
Dividends (net of foreign taxes withheld of $114,429)                                             48,170,898
Dividends earned from affiliates                                                                     848,000
                                                                                          -------------------
Total income                                                                                      78,158,749
                                                                                          -------------------

Expenses (Note 2):
Investment management services fee                                                                29,880,087
Compensation of board members                                                                         15,500
Custodian fees                                                                                       881,263
Audit fees                                                                                            14,000
Administrative                                                                                        30,522
Other                                                                                                 35,408
                                                                                          -------------------
Total expenses                                                                                    30,856,780
  Earnings credits on cash balances (Note 2)                                                          (9,200)
                                                                                          -------------------
Total net expenses                                                                                30,847,580
                                                                                          -------------------
Investment income -- net                                                                          47,311,169
                                                                                          -------------------

                  Realized and unrealized gain -- net
-------------------------------------------------------------------------------------------------------------
Net realized gain on security transactions (Note 3)                                              200,388,061
Net change in unrealized appreciation or depreciation                                          1,762,140,756
                                                                                          -------------------
Net gain on investments                                                                        1,962,528,817
                                                                                          ===================
Net increase in net assets resulting from operations                                       $    2,009,839,986
                                                                                          ===================

See accompanying notes to financial statements.

Statements of changes in net assets
Growth Trends Portfolio

-------------------------------------------------------------------------------------------------------------
                              Operations
-------------------------------------------------------------------------------------------------------------
                                                                         Six months ended For the period from
                                                                            Jan. 31, 1997    May 13, 1996* to
                                                                              (Unaudited)       July 31, 1996
Investment income -- net                                                  $    47,311,169     $    20,723,600
Net realized gain on investments                                              200,388,061          44,047,563
Net change in unrealized appreciation or depreciation                       1,762,140,756        (147,155,473)
                                                                        ------------------ ------------------
Net increase (decrease) in net assets resulting from operations             2,009,839,986        (82,384,310)

Net contributions                                                             769,281,348      8,667,173,508
                                                                        ------------------ ------------------

Total increase in net assets                                                2,779,121,334      8,584,789,198
Net assets at beginning of period (Note 1)                                  8,584,839,198             50,000
                                                                        =================== =================
Net assets at end of period                                               $11,363,960,532     $8,584,839,198
                                                                        =================== =================

*Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements
Growth Trends Portfolio
(Unaudited as to Jan. 31, 1997)
--------------------------------------------------------------------------------
1. Summary of significant accounting policies

The Growth Trends Portfolio (Portfolio) is a series of Growth Trust (Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $50,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.


Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.


Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.
--------------------------------------------------------------------------------
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $2,961,635 for the six months ended Jan. 31, 1997.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, Portfolio office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period ended Jan. 31, 1997, the Portfolio's custodian fees were reduced by $9,200 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

--------------------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,949,477,837 and $1,365,047,483, respectively, for the six months ended Jan. 31, 1997. For the same period, the portfolio turnover rate was 15%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $179,373 for this period.



Growth Trends Portfolio                                             (Percentages represent value of
Jan. 31, 1997 (Unaudited)                                        investments compared to net assets)

Investments in securities of unaffiliated issuers
---------------------------------------------------------------------------------------------------
Common stocks (87.8%)

---------------------------------------------------------------------------------------------------

Issuer                                                            Shares                 Value (a)

---------------------------------------------------------------------------------------------------
Aerospace & defense (4.3%)
Boeing                                                         2,250,000           $     241,031,250
Lockheed Martin                                                1,200,000                 110,400,000
United Technologies                                            2,000,000                 139,500,000

                                                                              ----------------------
Total                                                                                    490,931,250

----------------------------------------------------------------------------------------------------
Airlines (1.1%)
AMR                                                            1,600,000 (b)             128,800,000

----------------------------------------------------------------------------------------------------
Automotive & related (1.1%)
Chrysler                                                       3,400,000                 118,575,000

----------------------------------------------------------------------------------------------------
Banks and savings & loans (7.8%)
Barnett Banks                                                  1,350,000                  59,400,000
Citicorp                                                       3,200,000                 372,400,000
MBNA                                                           3,000,000                 103,500,000
Norwest                                                        4,820,000                 229,552,500
State Street Boston                                            1,700,000                 124,312,500

                                                                              ----------------------
Total                                                                                    889,165,000

----------------------------------------------------------------------------------------------------
Beverages & tobacco (2.6%)
Anheuser-Busch                                                 2,500,000                 106,250,000
Coca-Cola                                                      3,200,000                 185,200,000

                                                                              ----------------------
Total                                                                                    291,450,000

----------------------------------------------------------------------------------------------------
Building materials & construction (0.8%)
Tyco Intl                                                      1,500,000                  85,687,500

----------------------------------------------------------------------------------------------------
Chemicals (3.8%)
IMC Global                                                     1,600,000                  61,000,000
Monsanto                                                       7,000,000                 265,125,000
Praxair                                                          800,000                  37,100,000
See accompanying notes to investments in securities.
USA Waste Service                                              2,000,000 (b)              73,000,000

                                                                              ----------------------
Total                                                                                    436,225,000

----------------------------------------------------------------------------------------------------
Communications equipment & services (2.3%)
ADC Telecommunications                                         2,200,000 (b)              78,925,000
Andrew                                                         1,200,000 (b)              68,925,000
Ascend Communications                                            400,000 (b)              27,850,000
Tellabs                                                        2,000,000 (b)              82,375,000

                                                                              ----------------------
Total                                                                                    258,075,000

----------------------------------------------------------------------------------------------------
Computers & office equipment (15.5%)
Cisco Systems                                                  6,000,000 (b)             418,500,000
Compaq Computer                                                2,100,000 (b)             182,437,500
Computer Associates Intl                                       1,400,000                  63,525,000
Computer Sciences                                              1,500,000 (b)             106,125,000
First Data                                                     3,000,000                 108,000,000
Hewlett-Packard                                                3,400,000                 178,925,000
Ikon Office Solutions                                          1,350,000                  59,568,750
Microsoft                                                      2,400,000 (b)             244,800,000
Oracle                                                         3,400,000 (b)             132,175,000
Parametric Technology                                          2,500,000 (b)             144,375,000
3Com                                                           1,800,000 (b)             120,825,000

                                                                              ----------------------
Total                                                                                  1,759,256,250

----------------------------------------------------------------------------------------------------
Electronics (4.3%)
Intel                                                          3,000,000                 486,750,000

----------------------------------------------------------------------------------------------------
Energy (2.4%)
Exxon                                                          1,000,000                 103,625,000
Mobil                                                          1,000,000                 131,250,000
Unocal                                                         1,000,000                  42,125,000

                                                                              ----------------------
Total                                                                                    277,000,000

----------------------------------------------------------------------------------------------------
Energy equipment & services (1.0%)
Fluor                                                          1,600,000                 113,800,000

----------------------------------------------------------------------------------------------------
Financial services (1.5%)
Household Intl                                                   600,000                  59,475,000
Morgan Stanley                                                 1,400,000                  79,975,000
Travelers Group                                                  597,500                  31,294,062

                                                                              ----------------------
Total                                                                                    170,744,062

---------------------------------------------------------------------------------------------------
Food (2.0%)
ConAgra                                                        4,000,000                 202,000,000
Pioneer Hi-Bred Intl                                             400,000                  26,950,000

                                                                              ----------------------
Total                                                                                    228,950,000

----------------------------------------------------------------------------------------------------
Health care (9.0%)
Amgen                                                          2,000,000 (b)             112,750,000
Boston Scientific                                              1,000,000 (b)              68,250,000
Johnson & Johnson                                              3,800,000                 218,975,000
Lilly (Eli)                                                      200,000                  17,425,000
Medtronic                                                      1,720,000                 117,820,000
Merck                                                          2,100,000                 190,575,000
Pfizer                                                         3,200,000                 297,200,000

                                                                              ----------------------
Total                                                                                  1,022,995,000

----------------------------------------------------------------------------------------------------
Health care services  (1.4%)
Cardinal Health                                                1,300,000                  81,412,500
HBO & Co                                                       1,300,000                  81,412,500

                                                                              ----------------------
Total                                                                                    162,825,000

----------------------------------------------------------------------------------------------------
Household products (2.7%)
Gillette                                                       2,100,000                 171,150,000
Procter & Gamble                                               1,200,000                 138,600,000

                                                                              ----------------------
Total                                                                                    309,750,000

---------------------------------------------------------------------------------------------------
Industrial equipment & services (1.9%)
Deere & Co                                                     3,600,000                 153,900,000
Illinois Tool Works                                              720,000                  58,770,000

                                                                              ----------------------
Total                                                                                    212,670,000

----------------------------------------------------------------------------------------------------
Insurance (2.7%)
ACE Limited                                                    1,600,000                  94,600,000
AFLAC                                                            600,000                  23,925,000
American Intl Group                                            1,000,000                 121,125,000
UNUM                                                             840,000                  63,525,000

                                                                              ----------------------
Total                                                                                    303,175,000

----------------------------------------------------------------------------------------------------
Leisure time & entertainment (1.8%)
Marriot Intl                                                   2,400,000                 127,500,000
Mattel                                                         1,000,000                  28,125,000
Mirage Resorts                                                 2,000,000 (b)              50,250,000

                                                                              ----------------------
Total                                                                                    205,875,000

----------------------------------------------------------------------------------------------------
Media (0.2%)
Belo (AH) Cl A                                                   700,000                  26,687,500

----------------------------------------------------------------------------------------------------
Metals (0.6%)
Aluminum Co of America                                         1,000,000                  69,000,000

----------------------------------------------------------------------------------------------------
Multi-industry conglomerates (5.9%)
Emerson Electric                                               1,700,000                 167,875,000
General Electric                                               3,800,000                 391,400,000
Minnesota Mining & Mfg                                         1,000,000                  85,250,000
Westinghouse Electric                                          1,500,000                  27,562,500

                                                                              ----------------------
Total                                                                                    672,087,500

----------------------------------------------------------------------------------------------------
Paper & packaging (0.5%)
Crown Cork & Seal                                              1,000,000                  57,500,000

----------------------------------------------------------------------------------------------------
Restaurants & lodging (1.0%)
HFS                                                            1,200,000                  84,000,000
Promus Hotel                                                   1,000,000                  32,625,000

                                                                              ----------------------
Total                                                                                    116,625,000

----------------------------------------------------------------------------------------------------
Retail (2.0%)
Albertson's                                                      760,000                  26,600,000
CUC Intl                                                       1,120,000                  27,720,000
Home Depot                                                       600,000                  29,700,000
Safeway                                                        3,000,000 (b)             143,250,000

                                                                              ----------------------
Total                                                                                    227,270,000

----------------------------------------------------------------------------------------------------
Textiles & apparel (1.0%)
Fruit of the Loom                                                800,000                  32,100,000
Nike Cl B                                                      1,200,000                  81,450,000

                                                                              ----------------------
Total                                                                                    113,550,000

----------------------------------------------------------------------------------------------------
Utilities -- electric (0.5%)
CMS Energy                                                     1,750,000                  58,625,000

----------------------------------------------------------------------------------------------------
Utilities -- telephone (1.1%)
AirTouch Communications                                        2,000,000 (b)              51,750,000
BellSouth                                                      1,500,000                  66,562,500

                                                                              ----------------------
Total                                                                                    118,312,500

----------------------------------------------------------------------------------------------------
Foreign (5.0%)(c)
British Telecommunications ADR                                   400,000                  27,450,000
Ericsson (LM)  ADR                                             4,000,000                 134,687,500
Northern Telecommunications                                      100,000                   7,362,500
Royal Dutch Petroleum                                          1,000,000                 173,500,000
Schlumberger                                                     700,000                  77,787,500
SmithKline Beecham ADR                                         2,000,000                 144,500,000

                                                                              ----------------------
Total                                                                                    565,287,500

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total common stocks of unaffiliated issuers
(Cost: $6,112,887,161)                                                               $ 9,977,644,062

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Short-term securities (10.8%)

----------------------------------------------------------------------------------------------------

Issuer                                          Annualized        Amount                 Value (a)
                                                  yield on    payable at
                                                   date of      maturity
                                                  purchase

----------------------------------------------------------------------------------------------------
Certificates of deposit (0.4%)
Morgan  Guaranty
  04-28-97                                             5.40% $30,800,000              $   30,389,128
Harris Trust
  02-10-97                                               5.33 16,600,000                  16,600,000
Total                                                                                     46,989,128

----------------------------------------------------------------------------------------------------
Commercial paper (10.2%)
ABB Treasury Center (USA)
  02-19-97                                               5.31  7,600,000 (d)               7,579,898
  03-12-97                                               5.37  8,200,000 (d)               8,149,605
ABN Amro
  07-21-97                                               5.50  8,900,000                   8,666,219
A.I Credit
  04-08-97                                               5.42  5,400,000                   5,344,524
Albertson's
  02-14-97                                               5.33 10,000,000                   9,980,825
Aluminum Co of America
  03-06-97                                               5.32 10,000,000                   9,951,508
American General Capital
  04-10-97                                               5.40  6,500,000 (d)               6,431,230
  04-18-97                                               5.41  8,800,000 (d)               8,696,101
American General Finance
  03-19-97                                               5.43  8,000,000                   7,943,464
Ameritech Capital Funding
  03-05-97                                               5.37 10,000,000                   9,949,844
  04-14-97                                               5.37  6,300,000 (d)               6,229,482
ANZ (Delaware)
  02-25-97                                               5.36  9,900,000                   9,861,552
  05-01-97                                               5.41 16,900,000                  16,665,935
Aon
  02-24-97                                               5.36 10,000,000                   9,963,332
  03-10-97                                               5.38  8,500,000                   8,451,328
Associates North America
  02-21-97                                               5.38  7,000,000                   6,979,195
  02-26-97                                               5.37 15,000,000                  14,939,424
  03-31-97                                               5.36  7,500,000                   7,432,066
AVCO Financial Services
  02-03-97                                               5.39 10,300,000                  10,296,705
  03-27-97                                               5.35 10,000,000                   9,914,461
  03-28-97                                               5.35 13,200,000                  13,087,924
  04-01-97                                               5.35 14,700,000                  14,564,798
  05-05-97                                               5.40 13,800,000                  13,600,375
BBV Finance
  02-24-97                                               5.32  8,400,000                   8,371,557
BellSouth
  02-07-97                                               5.36  6,900,000                   6,893,285
  03-13-97                                               5.42 10,000,000                   9,937,038
Beneficial
  03-06-97                                               5.33  8,800,000                   8,757,166
CAFCO
  02-24-97                                               5.45  4,300,000 (d)               4,283,904
  03-20-97                                               5.35 12,100,000                  12,016,117
  04-17-97                                               5.39  8,000,000 (d)               7,906,773
Cargill
  02-10-97                                               5.31  7,200,000 (d)               7,190,478
  03-17-97                                               5.34  8,400,000 (d)               8,345,587
Chevron
  03-13-97                                               5.35  7,000,000 (d)               6,958,622
Ciesco LP
  02-07-97                                               5.36  8,100,000                   8,092,818
  02-25-97                                               5.39 10,600,000                  10,562,193
CIT Group
  02-18-97                                               5.33  7,500,000                   7,481,229
  03-13-97                                               5.39  3,750,000                   3,726,389
Clorox
  04-17-97                                               5.44 13,200,000                  13,046,176
Commercial Credit
  02-20-97                                               5.31 10,100,000                  10,071,801
  02-20-97                                               5.33  7,000,000                   6,980,419
  02-28-97                                               5.33 14,900,000                  14,840,661
Commerzbank U.S. Finance
  02-04-97                                               5.37 12,000,000                  11,994,670
  03-04-97                                               5.39 10,000,000                   9,953,931
Consolidated Natural Gas
  02-04-97                                               5.63  1,600,000                   1,599,253
CPC Intl
  02-24-97                                               5.41 17,000,000 (d)              16,936,365
  03-05-97                                               5.39 10,000,000 (d)               9,948,965
  03-11-97                                               5.35 12,000,000 (d)              11,929,043
  04-03-97                                               5.41 13,800,000 (d)              13,668,808
  04-07-97                                               5.41  6,900,000 (d)               6,830,172
  05-23-97                                               5.40  9,000,000 (d)               8,844,880
Dean Witter Discover & Co
  03-19-97                                               5.38  5,600,000                   5,559,731
  03-20-97                                               5.34 15,000,000                  14,896,208
  04-15-97                                               5.38 15,000,000                  14,829,800
  04-25-97                                               5.38 15,000,000                  14,806,800
Deutsche Bank Financial
  02-10-97                                               5.37  6,300,000                   6,290,307
First Union Bank
  02-18-97                                               5.36 16,800,000                  16,751,617
Fleet Funding
  02-26-97                                               5.31  8,000,000 (d)               7,970,611
Ford Motor Credit
  02-12-97                                               5.37 20,200,000                  20,156,345
  03-05-97                                               5.33  7,000,000                   6,967,022
Gateway Fuel
  02-05-97                                               5.37  9,164,000                   9,157,208
  02-10-97                                               5.36  6,850,000                   6,840,890
General Electric Capital
  03-17-97                                               5.35  6,700,000                   6,656,435
Goldman Sachs
  04-17-97                                               5.39  5,000,000                   4,941,733
Household Finance
  02-19-97                                               5.36 11,200,000                  11,164,384
  03-06-97                                               5.32 11,800,000                  11,742,672
  03-11-97                                               5.34 20,000,000                  19,887,900
  03-13-97                                               5.35  6,000,000                   5,961,482
Kredietbank North America Finance
  02-25-97                                               5.30  4,900,000                   4,882,752
  05-06-97                                               5.42  6,000,000                   5,912,283
Merrill Lynch
  04-07-97                                               5.44 10,000,000                   9,898,800
Metlife Funding
  02-18-97                                               5.37  6,600,000                   6,581,294
  02-27-97                                               5.36 15,054,000                  14,987,867
  03-06-97                                               5.37  8,200,000                   8,156,672
  03-24-97                                               5.44  7,600,000                   7,540,453
Michigan Consolidated Gas
  02-11-97                                               5.41  5,000,000                   4,991,643
  02-20-97                                               5.42  5,000,000                   4,984,077
  02-21-97                                               5.42  5,000,000                   4,982,982
  02-28-97                                               5.36  8,200,000                   8,162,734
Mobil Australia Finance (Delaware)
  02-03-97                                               5.36 10,100,000 (d)              10,096,216
  03-03-97                                               5.39 10,000,000 (d)               9,948,214
  03-17-97                                               5.41  6,600,000 (d)               6,553,573
  04-02-97                                               5.37  7,000,000 (d)               6,934,527
Morgan Stanley Group
  02-27-97                                               5.32  8,900,000                   8,865,933
Natl Australia Funding (Delaware)
  02-05-97                                               5.34  8,800,000                   8,793,483
  02-10-97                                               5.34  6,100,000                   6,091,887
  03-26-97                                               5.46  7,000,000                   6,941,135
  04-16-97                                               5.41 10,000,000                   9,885,000
  04-25-97                                               5.40  5,000,000                   4,937,700
NationsBank
  02-13-97                                               5.37  9,600,000                   9,580,086
Northern States Power
  03-10-97                                               5.41 10,400,000                  10,338,103
  03-25-97                                               5.46 12,000,000                  11,902,564
PACCAR
  02-27-97                                               5.32  6,000,000                   5,977,033
  02-28-97                                               5.35  6,800,000                   6,772,817
Pfizer
  03-03-97                                               5.30  7,000,000 (d)               6,969,258
  03-12-97                                               5.37 10,600,000 (d)              10,532,386
Rabobank  USA Finance
  04-17-97                                               5.44 10,000,000                   9,883,467
Reed Elsevier
  03-14-97                                               5.36  6,000,000 (d)               5,961,754
  03-18-97                                               5.37 12,300,000 (d)              12,212,016
SAFECO Credit
  02-06-97                                               5.37 10,000,000                   9,991,236
  03-21-97                                               5.34 15,000,000                  14,894,000
  03-24-97                                               5.52  5,300,000                   5,258,474
  04-02-97                                               5.36  6,800,000                   6,736,397
  04-11-97                                               5.37  7,000,000                   6,927,589
Siemens
  03-05-97                                               5.35  6,000,000                   5,971,573
  04-14-97                                               5.41 14,700,000                  14,535,458
Societe Generale North America
  02-11-97                                               5.34  9,458,000                   9,441,238
  02-13-97                                               5.36 11,000,000                  10,977,005
  02-14-97                                               5.35  5,700,000                   5,686,922
  03-07-97                                               5.36  6,500,000                   6,467,341
Sysco
  02-06-97                                               5.37  2,200,000 (d)               2,198,080
  02-25-97                                               5.38  8,000,000 (d)               7,966,698
Toyota Motor
  02-14-97                                               5.40  4,450,000                   4,440,246
Transamerica Financial
  02-03-97                                               5.39  3,200,000                   3,198,808
  02-21-97                                               5.35 10,000,000                   9,964,396
  02-26-97                                               5.30  5,000,000                   4,981,701
  03-20-97                                               5.38  7,300,000                   7,247,349
  03-27-97                                               5.47  6,900,000                   6,840,978
  04-21-97                                               5.38  9,600,000                   9,482,240
USAA Capital
  02-14-97                                               5.37  6,400,000                   6,385,904
  02-20-97                                               5.42 13,000,000                  12,958,047
  02-28-97                                               5.38 22,600,000                  22,497,700
  03-10-97                                               5.37  9,100,000                   9,046,945
  03-17-97                                               5.37 10,000,000                   9,930,912
  05-15-97                                               5.41  7,100,000                   6,986,369
U S WEST Communications
  03-07-97                                               5.37 15,000,000                  14,917,282
  03-13-97                                               5.36 12,900,000                  12,823,603
  03-26-97                                               5.36  6,200,000                   6,151,440
Total                                                                                  1,161,593,880

----------------------------------------------------------------------------------------------------
Letters of credit (0.2%)
Bank of America --
Formosa Plastics
  02-04-97                                               5.40 13,300,000                  13,292,483
  03-18-97                                               5.42  7,200,000                   7,147,434
Total                                                                                     20,439,917

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $1,229,866,951)                                                               $ 1,229,022,925

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total investment in securities of unaffiliated issuers
(Cost: $7,342,754,112)                                                              $ 11,206,666,987

----------------------------------------------------------------------------------------------------
Investments in securities of affiliated issuer (e)
----------------------------------------------------------------------------------------------------
Common stock (1.4%)
Issuer                                                            Shares                 Value (a)
----------------------------------------------------------------------------------------------------

Reynolds & Reynolds Cl A                                       5,800,000            $    156,600,000

----------------------------------------------------------------------------------------------------
Total investments in securities of affiliated issuer
(Cost: $79,923,187)                                                                 $    156,600,000

----------------------------------------------------------------------------------------------------

Total investments in securities
(Cost: $7,422,677,299)(f)                                                           $ 11,363,266,987

----------------------------------------------------------------------------------------------------

Notes to investments in securities

----------------------------------------------------------------------------------------------------
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d)  Commercial  paper  sold  within  terms of a  private  placement  memorandum,  exempt  from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other  "accredited  investors." This security has been determined to be liquid under guidelines established by the board.
(e) Investment  representing  5% or more of the  outstanding  voting  securities of the issuer.
Transactions  with companies that are or were  affiliates  during the six months ended Jan. 31,
1997 are as follows:

                                               Beginning        Purchase          Sales         Ending    Dividend
Issuer                                              cost            cost           cost           cost      income
---------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Cl A                     $72,334,647      $7,588,540           $ --    $79,923,187    $848,000

(f) At Jan. 31, 1997, the cost of securities for federal income tax purposes was approximately
$7,422,677,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $     3,963,500,000
Unrealized depreciation                                                                (22,910,000)

---------------------------------------------------------------------------------------------------
Net unrealized appreciation                                                    $     3,940,590,000
---------------------------------------------------------------------------------------------------

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS New Dimensions Fund
IDS Tower 10
Minneapolis, MN 55440-0010